Loans and advances to customers - Schedule of movement of gross exposure by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	€ (243,203)	€ (193,716)
Impairment at end of year	(283,497)	(243,203)	€ (193,716)
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	286	226
Impairment at end of year	349	286	226
Customers
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(1,036,349)	(1,036,004)
Impairment at end of year	(1,054,069)	(1,036,349)	(1,036,004)
Customers | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Write-offs	13,212	13,847	12,235
Exchange differences and other changes	947	(168)	(418)
Customers | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	22,788	22,684
Impairment at end of year	22,125	22,788	22,684
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	1,039,608	1,042,174	977,571
Net changes on financial assets	26,776	14,805	75,052
Write-offs	(13,212)	(13,847)	(12,235)
Exchange differences and other changes	(9,736)	(3,524)	1,786
Impairment at end of year	1,043,436	1,039,608	1,042,174
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	929,133	942,861	878,700
To stage 2 from stage 1	(49,316)	(43,278)	(31,811)
To stage 3 from stage 1	(11,517)	(12,636)	(11,143)
To stage 1 from stage 2	21,475	15,180	18,907
To stage 1 from stage 3	447	488	456
Net changes on financial assets	43,281	29,696	86,459
Exchange differences and other changes	(8,090)	(3,178)	1,293
Impairment at end of year	925,413	929,133	942,861
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	76,654	66,696	67,584
To stage 2 from stage 1	49,316	43,278	31,811
To stage 3 from stage 2	(10,083)	(9,915)	(8,487)
To stage 1 from stage 2	(21,475)	(15,180)	(18,907)
To stage 2 from stage 3	2,358	2,899	3,250
Net changes on financial assets	(11,616)	(10,673)	(8,839)
Exchange differences and other changes	(699)	(451)	284
Impairment at end of year	84,455	76,654	66,696
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	33,821	32,617	31,287
To stage 3 from stage 1	11,517	12,636	11,143
To stage 3 from stage 2	10,083	9,915	8,487
To stage 2 from stage 3	(2,358)	(2,899)	(3,250)
To stage 1 from stage 3	(447)	(488)	(456)
Net changes on financial assets	(4,889)	(4,218)	(2,568)
Write-offs	(13,212)	(13,847)	(12,235)
Exchange differences and other changes	(947)	105	209
Impairment at end of year	€ 33,568	€ 33,821	€ 32,617